STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)	TPG Pace Solutions Preferred Units	TPG Pace Solutions Common Stock [Member] Common Class A [Member]	TPG Pace Solutions Common Stock [Member] Class F Ordinary Shares	TPG Pace Solutions Additional Paid-in Capital [Member]	TPG Pace Solutions Retained Earnings [Member]	TPG Pace Solutions	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units									$ 1,241,000		$ 40,945,000		$ 42,186,000
Balance at the beginning at Dec. 31, 2018										$ 5,056,000	(164,908,000)	$ 5,056,000	(165,293,000)
Equity
Issuance of common units for consideration in a business combination									1,172,000				1,172,000
Equity-based compensation									69,000				69,000
Net income (loss)													(84,872,000)
Foreign currency translation adjustments													939,000
Balance at the end at Dec. 31, 2019											(285,669,000)		(285,115,000)
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units									3,349,000		199,084,000		202,433,000
Balance at the end at Dec. 31, 2020													771,979,000
Equity
Issuance of common units for consideration in a business combination													0
Equity-based compensation									3,349,000				3,349,000
Net income (loss)													(92,338,000)
Foreign currency translation adjustments													(313,000)
Balance at the end at Dec. 31, 2020							$ 0		0		(577,091,000)		(576,850,000)
Balance at the end (in shares) at Dec. 31, 2020							0	176,824,152
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units									908,000		425,193,000		426,101,000
Equity
Equity-based compensation									843,000				843,000
Net income (loss)													(49,293,000)
Exercise of equity-based options									65,000				65,000
Foreign currency translation adjustments													(305,000)
Balance at the end at Mar. 31, 2021			$ 278	$ 24,166	$ (51,429)	$ (26,429)	$ 0		0		(1,051,577,000)		(1,051,641,000)
Balance at the end (in shares) at Mar. 31, 2021							0
Balance at the beginning at Dec. 31, 2020													771,979,000
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units									908,000		425,193,000		426,101,000
Net exercise of common unit warrants (in shares)								2,020,000
Balance at the end at Dec. 31, 2021													0
Balance at the beginning at Dec. 31, 2020							$ 0		0		(577,091,000)		(576,850,000)
Balance at the beginning (in shares) at Dec. 31, 2020							0	176,824,152
Equity
Issuance of common units for consideration in a business combination									573,800,000				573,800,000
Issuance of common units for consideration in a business combination (in shares)								161,518,057
Equity-based compensation									6,863,000				6,863,000
Net income (loss)													(154,591,000)
Exercise of equity-based options									73,000				73,000
Exercise of stock option (in shares)								70,208
Foreign currency translation adjustments													(384,000)
Balance at the end at Dec. 31, 2021							$ 21,000		0		(751,929,000)		(751,946,000)
Balance at the end (in shares) at Dec. 31, 2021							214,793,795
Redeemable Convertible Preferred Units
Issuance of redeemable convertible preferred units, net of issuance costs						100,000
Balance at the beginning at Jan. 03, 2021	$ 0	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 03, 2021	0	0	0
Equity
Sale of Class F ordinary shares to Sponsor on January 8, 2021 at $0.001 per share			$ 2,000	23,000		25,000
Sale of Class F ordinary shares to Sponsor on January 8, 2021 at $0.001 per share (In Shares)			20,000,000
Net income (loss)					(8,770)	(8,770)
Balance at the end at Jan. 08, 2021			$ 2,000	$ 23,000	$ (8,770)	$ 16,230
Balance at the end (in shares) at Jan. 08, 2021			20,000,000
Balance at the beginning at Dec. 31, 2021							$ 21,000		0		(751,929,000)		(751,946,000)
Balance at the beginning (in shares) at Dec. 31, 2021							214,793,795
Equity
Equity-based compensation									10,014,000				10,014,000
Net income (loss)													(55,938,000)
Exercise of equity-based options									33,000				33,000
Exercise of stock option (in shares)							10,085
Foreign currency translation adjustments													213,000
Balance at the end at Mar. 31, 2022							$ 21,000		$ 0		$ (792,368,000)		$ (792,172,000)
Balance at the end (in shares) at Mar. 31, 2022							214,803,880